SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of common stock reflected in the balance sheets are reconciled (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Gross proceeds				$ 0	$ 25,000		$ 25,000
Proceeds allocated to Public Warrants			$ 12,492,109
Adjustment of carrying value to initial redemption value	$ 34,916			34,916	$ 0
Common stock subject to possible redemption	231,534,776			231,534,776		$ 231,499,860	231,499,860
Common Class A [Member]
Gross proceeds						228,078,680	228,078,680
Proceeds allocated to Public Warrants						(12,492,109)	(12,492,109)
Class A common stock issuance costs				(12,318,960)		(12,318,960)	(12,318,960)
Adjustment of carrying value to initial redemption value	34,916	$ 0				28,232,249	28,232,249
Common stock subject to possible redemption	$ 231,534,776	$ 231,499,860		$ 231,534,776		$ 231,499,860	$ 231,499,860